Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	March 31,	September 30,
	2023	2022
	(Unaudited)
Purchased software, cost	$1,012,235	$955,266
Purchased patent, cost	1,100,000	1,100,000
Capitalized software, cost	1,909,581	1,843,571
Total intangible assets, at cost	4,021,816	3,898,837
Less: accumulated amortization	(1,232,513)	(930,092)
Intangible assets, net	$2,789,303	$2,968,745

Schedule of estimated future amortization expense for intangible assets
12 months ended March 31,	Amortization expense

2024	$673,430
2025	673,430
2026	601,916
2027	601,916
2028	238,611
Total	$2,789,303